Pension and other Post-Retirement Benefits - Investment Objectives (Details) - Defined benefits pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension and other PostRetirement Benefits,
Employer contributions	$ 160
Contribution deposited in solvency reserve account	3
Expected cash contributions	$ 174
Equities
Pension and other PostRetirement Benefits,
Plan asset allocation percentage	56.00%	59.00%
Equities | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage	18.00%	19.00%
Equities | United States
Pension and other PostRetirement Benefits,
Plan asset allocation percentage	19.00%	23.00%
Equities | Foreign
Pension and other PostRetirement Benefits,
Plan asset allocation percentage	19.00%	17.00%
Fixed income | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage	39.00%	39.00%
Real estate
Pension and other PostRetirement Benefits,
Plan asset allocation percentage	100.00%	100.00%
Real estate | Canada
Pension and other PostRetirement Benefits,
Plan asset allocation percentage	5.00%	2.00%
Maximum | Fixed income
Pension and other PostRetirement Benefits,
Plan asset allocation percentage	44.00%